Contingencies and related obligations	6 Months Ended
Jun. 30, 2020
Contingencies and related obligations
Contingencies and related obligations

D2     Contingencies and related obligations

The Group is involved in various litigation and regulatory proceedings. These may from time to time include class actions involving Jackson. While the outcome of such litigation and regulatory issues cannot be predicted with certainty, the Company believes that their ultimate outcome will not have a material adverse effect on the Group’s financial condition, results of operations or cash flows.

There have been no material changes to the Group’s contingencies and related obligations in the six month ended 30 June 2020.